SP MidCap 400 Pure Growth Fund Average Annual Total Returns - Class A and Class C [Member]	12 Months Ended	60 Months Ended	109 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	25.02%	14.53%	14.01%	13.10%
S&P MidCap 400® Pure Growth Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	18.12%	10.41%		8.04%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	14.29%	7.89%		5.58%
Class C | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	6.59%	4.62%		3.07%
Class C | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	8.77%	5.04%		3.53%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	10.58%	7.65%		5.86%